Investments (Net Investment Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 102,325	$ 104,846	$ 87,177
Less: investment expenses	(3,933)	(4,355)	(4,182)
Net investment income	98,392	100,491	82,995
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	364	363	363
Commercial mortgage and other loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	4,609	5,654	5,485
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	10,427	11,414	11,597
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	8,873	20,660	7,509
Short-term investments and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	3,384	46	431
Available-for-sale | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	73,656	65,882	61,250
Trading | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 1,012	$ 827	$ 542